Income Taxes - Schedule of Reconciliations Between Statutory U.S. Federal Income Tax Rate and Company's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
U.S. federal income tax at statutory rates	35.00%	35.00%	35.00%
U.S. state income taxes, net of U.S. federal benefit	(2.10%)	5.50%	2.40%
Non-U.S. rate differential	10.60%	(3.70%)	1.90%
Loss on non-U.S. currency hedge		10.10%
Impact of acquisitions and reorganizations	0.80%	(15.00%)
Tax audit outcomes	(1.10%)	(7.00%)	(1.40%)
Non-deductible expenses	(3.50%)	8.60%	2.70%
R&D credits and U.S. manufacturing deduction	5.70%	(4.50%)	(3.70%)
Rate changes	(0.30%)	2.80%	(1.20%)
Valuation allowance	(0.60%)	(1.60%)	1.40%
Other	(2.20%)	2.60%	(0.60%)
Effective income tax rate	(17.70%)	59.90%	43.20%
Foreign Intangible Amortization [Member]
Income Tax Contingency [Line Items]
Non-U.S. intangible amortization	(22.00%)	18.70%	6.10%
Non-U.S. impairments	(38.00%)	8.40%	0.60%